Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Summary of inventories
The Company’s inventories consisted of the following:

	December 31,
	2014	2013
	(In thousands)
New vehicles	$1,137,478	$1,165,335
Used vehicles	254,939	231,960
Rental vehicles	103,184	88,523
Parts, accessories and other	67,466	64,156
Total inventories	1,563,067	1,549,974
Less lower of cost or market reserves	6,362	7,656
Inventories, net	$1,556,705	$1,542,318